Significant accounting policies (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
I P R J [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	15.00%	15.00%
Surcharge	10.00%	10.00%
C S L L [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	15.00%	15.00%
Surcharge	16.00%